Related parties	12 Months Ended
Dec. 31, 2022
Related Parties
Related parties

31.	Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, shareholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a) Transactions with related parties

	Year ended December 31,
	2022			2021			2020
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	434		(3)	640	-	3	353	-	8
Aliança Geração de Energia S.A.		(121)		5	(105)	-	19	(105)	-
Pelletizing companies (i)		(337)	(34)	-	(349)	(15)	-	(100)	(17)
MRS Logística S.A.	1	(397)		-	(279)	-	-	(227)	-
Norte Energia S.A.		(135)		-	(114)	-	-	(101)	-
Other	41	(8)		-	(10)	(1)	-	(13)	13
	476	(998)	(37)	645	(857)	(13)	372	(546)	4
Associates
VLI	289	(26)	(3)	255	(21)	(2)	235	(25)	(1)
Other	1		-	1	-	-	5	-	3
	290	(26)	(3)	256	(21)	(2)	240	(25)	2
Major shareholders
Bradesco			381	-	-	(528)	-	-	(49)
Banco do Brasil			3	-	-	13	-	-	17
Mitsui	416		-	261	-	-	185	-	-
	416	-	384	261	-	(515)	185	-	(32)
Total of continuing operations	1,182	(1,024)	344	1,162	(878)	(530)	797	(571)	(26)
Discontinued operation - Coal	-	-	-	-	(95)	15	-	(405)	23
Total	1,182	(1,024)	344	1,162	(973)	(515)	797	(976)	(3)

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

b) Outstanding balances with related parties

	December 31, 2022			December 31, 2021
			Assets			Assets
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Companhia Siderúrgica do Pecém	-	91	17	-	74	39
Companhias de Pelotização (i)	-	-	25	-	-	37
MRS Logística S.A.	-	-	25	-	-	19
Other	-	4	50	-	1	1
	-	95	117	-	75	96
Associates
VLI	-	14		-	16	-
Other	-	-	1	-	2	3
	-	14	1	-	18	3
Major shareholders
Bradesco	335	-	154	1,746	-	5
Banco do Brasil	30	-	-	79	-	-
Mitsui	-	89	-	-	4	-
	365	89	154	1,825	4	5
Pension plan	-	13	-	-	12	-
Total	365	211	272	1,825	109	104

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	December 31, 2022		December 31, 2021
	Liabilities		Liabilities
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	63	400	13	393
MRS Logística S.A.	57	-	41	-
Other	31	-	16	-
	151	400	70	393
Associates
VLI	5	53	6	47
Other	3	-	3	-
	8	53	9	47
Major shareholders
Bradesco	-	75	-	265
Mitsui	1	-	2	-
	1	75	2	265
Pension plan	11	-	10	-
Total	171	528	91	705

(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

c) Key management personnel compensation

	Year ended December 31,
	2022	2021	2020
Short-term benefits
Wages	10	9	9
Direct and indirect benefits	2	1	1
Profit sharing program (“PLR”)	12	10	8
Total short- term benefits	24	20	18
Long-term benefits
Shares based	18	12	12

Severance	2	1	7
Total short and long-term benefits	44	33	37